Share Capital - Summary of Share Repurchases (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Feb. 18, 2021	Dec. 31, 2020	Feb. 26, 2020	Dec. 31, 2019
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation		710,100	3,832,580	33,256,668	36,067,323
Average price per share			$ 41.96		$ 52.07
Shares repurchased	[1]		$ 160		$ 1,878
Share Capital [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased			105		992
Contributed Surplus [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased			55		0
Retained Earnings [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased			$ 0		$ 886

[1]	All equity transactions were attributable to common shareholders.